February 29, 2016

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T, is a copy of Post-Effective Amendment No. 122 (Amendment No. 124 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust including the prospectuses of Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor Global Growth Fund, Harbor Emerging Markets Equity Fund, Harbor Commodity Real Return Strategy Fund, Harbor Unconstrained Bond Fund, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Money Market Fund, Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund, (each a “Fund”, collectively the “Funds”), each a series of the Trust, Harbor Funds’ statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Amendment that contain revised disclosure.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective on March 1, 2016. The Amendment is being filed for the purpose of adding updated financial, performance and other information to the Funds’ prospectuses and SAI and incorporating comments received from the staff of the Securities and Exchange Commission (the “Commission”) with respect to the prospectuses and SAI, which were provided by Ms. Anu Dubey of the Division of Investment Management.

Set forth below are the staff’s verbal comments together with the Trust’s responses.

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Securities and Exchange Commission February 29, 2016 Page 2 of 27

COMMENT 1	(All Prospectuses - Fund Summary - Global Comment)

Please confirm that any Fund’s contractual reduction in management fees and/or the contractual limitation on operating expenses will be filed as an exhibit to the Funds’ registration statement on Form N-1A.

Response:	A form of the Funds’ Expense Limitation Agreement and/or Contractual Advisory Fee Waivers is filed herewith PEA No. 122 to the Funds’ registration statement on Form N-1A. To the extent that the final version differs from the form of filed herewith, a final version of the Funds’ Expense Limitation Agreements and/or Contractual Advisory Fee Waivers will be filed with the next PEA to the Funds’ registration statement on Form N-1A pursuant to section 485(b) of the 1933 Act.

COMMENT 2	(All Prospectuses - Global Comment)

Please confirm whether the Funds’ investment adviser will have the ability to recoup from the Fund in the future any amounts that the investment adviser incurred pursuant to the Fund’s Expense Limitation Agreements.

Response:	The Funds’ investment adviser does not recoup in any subsequent fiscal year the amounts incurred pursuant to the Expense Limitation Agreements in the Funds’ existing fiscal year.

COMMENT 3	(Domestic Equity Prospectus - Harbor Capital Appreciation Fund - Principal Risks)

Please consider adding small cap risk and emerging market risk disclosure.

Response:	Comment No. 3 is respectfully not accepted. The Fund does not intend to invest in small cap companies or emerging markets as components of its principal investment strategy. Accordingly, we do not believe that including “small cap risk” or “emerging markets risk” within the Fund’s “Principal Risks” section is appropriate. To the extent the investment strategy were to change over time and small cap companies and/or emerging markets were to become a part of the principal investment strategy of the Fund, it would be our responsibility to monitor those changes and supplement the disclosure in the Fund’s prospectus appropriately.

COMMENT 4	(All Prospectuses - Fund Summary - Portfolio Management - Global Comment)

Item 5 of Form N-1A only requires the name, title and length of service as a portfolio manager for the Fund. Please remove any additional language regarding involvement by such person in managing the Fund prior to being a named portfolio manager for the respective Fund out of the Fund Summary section.

Response:	Comment No. 4 is respectfully not accepted. We believe it is relevant information to disclose to an investor the full tenure of a portfolio manager’s involvement with portfolio management activities of the respective Fund, even prior to being named as a portfolio manager of such Fund.

COMMENT 5	(All Prospectuses - Fund Summary - Buying and Selling Fund Shares - Global Comment)

Please move the sentence, “Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.” out of the Fund Summary section.

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Securities and Exchange Commission February 29, 2016 Page 3 of 27

Response:	Comment No. 5 is respectfully not accepted. Item 6 of Form N-1A requires that the Fund’s “…briefly identify the procedures for redeeming shares”. A majority of Harbor funds shares are held through intermediaries and we believe it is important to clarify for those investors that they will not be able to transact with the Fund directly.

COMMENT 6	(All Prospectus - Fund Summary - Payments to Broker-Dealers and Other Financial Intermediaries - Global Comment)

Please move the sentence, “No compensation may be paid by the Fund and/or its related companies to intermediaries for the sale of Retirement Class shares or related services.” out of the Fund Summary section.

Response:	Comment No. 6 is respectfully not accepted. Item 8 of Form N-1A allows a Fund to modify the required statement if the modified statement contains comparable information. Given that there are up to four different classes of shares being offered in the same prospectus and a majority of Harbor funds shares are held through intermediaries, we believe it is important to clarify for investors where there is a potential for fees to be paid to an intermediary or not.

COMMENT 7	(Domestic Equity Prospectus - Harbor Mid Cap Growth Fund - Principal Investment Strategy)

Given the historical range of the Russell Midcap® Growth Index, which appears to include small cap companies by market capitalization, please consider adding small cap risk disclosure.

Response:	Comment No. 7 is respectfully not accepted. As of December 31, 2015, the range of the Russell Midcap® Growth Index was $718 million to $30.50 billion. The Fund does not intend to invest in small cap companies as a component of its principal investment strategy, which could be considered to be those companies with market capitalizations at the lowest end of the range of the Index. Accordingly, we do not believe that including “small cap risk” within the Fund’s “Principal Risks” section is appropriate. To the extent the investment strategy were to change over time and small cap companies were to become a part of the principal investment strategy of the Fund, it would be our responsibility to monitor those changes and supplement the disclosure in the Fund’s prospectus appropriately.

COMMENT 8	(Domestic Equity Prospectus - Harbor Mid Cap Growth Fund - Principal Risks)

Please consider adding emerging market risk disclosure.

Response:	Comment No. 8 is respectfully not accepted. The Fund does not intend to invest in emerging markets as a component of its principal investment strategy. Accordingly, we do not believe that including “emerging markets risk” within the Fund’s “Principal Risks” section is appropriate. To the extent the investment strategy were to change over time and emerging markets were to become a part of the principal investment strategy of the Fund, it would be our responsibility to monitor those changes and supplement the disclosure in the Fund’s prospectus appropriately.

COMMENT 9	(All Prospectuses - Fund Summary - Performance - Global Comment)

In the after-tax returns narrative disclosure, delete the following statement for those Funds where the statement is not applicable: “In some cases the Return After Taxes on Distribution and Sale of Fund

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Shares may exceed the return before taxed due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.”

Response:	Comment No. 9 is accepted.

COMMENT 10	(Prospectus - Global Comment)

In the Annual Fund Operating Expenses table, please list the expense limitation percentage in the footnote even if it is the same as in the table.

Response:	Comment No. 10 is accepted.

COMMENT 11	(Prospectus - Global Comment)

In the Expense Example, for Funds with contractual expense limitations that are valid for a one-year period, please confirm that the fee is only applied to the “one year” expense example calculation and not included in subsequent year calculations as shown in the table.

Response:	Comment No. 11 is confirmed.

COMMENT 12	(Prospectus - Harbor Large Cap Value Fund - Principal Investment Strategy)

Please consider whether the definition of large cap companies is appropriate in light of the fact that, as currently constituted, the Russell 1000® Value Index includes companies with market capitalizations below $1 billion, which the staff would not consider to be large cap companies.

Response:	We believe that the Funds current definition of large cap companies as those with market capitalizations that fall within the range of the Russell 1000® Value Index is appropriate. In the Frequently Asked Questions about Rule 35d-1 bulletin issued by the staff, the staff noted the following about the use of the terms “small-, mid- or large-capitalization” in a fund’s name:

“As a general matter, an investment company may use any reasonable definition of these terms and should define these terms in its discussion of its investment objectives and strategies in its prospectus. In developing a definition of the terms “small-, mid-, or large-capitalization,” registrants should consider all pertinent references, including, for example, industry indices, classifications used by mutual fund rating organizations, and definitions used in financial publications.”

We believe that defining large cap companies as those within the range of market capitalizations included in the Russell 1000® Value Index clearly meets the staff’s reasonableness standard for several reasons. First, the Russell 1000® Index is one of the most widely used and widely recognized indices for large cap U.S. companies. For value oriented large cap funds, we believe the Russell 1000® Value Index is the most widely used index, both as the benchmark index designated by the Fund and as the standard by which the public assesses the performance of all funds within that asset class.

Since the Russell 1000® Value Index defines the universe for large cap value oriented companies, we believe it is reasonable for the Fund to be permitted to invest in companies that fall within that universe.

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Securities and Exchange Commission February 29, 2016 Page 5 of 27

COMMENT 13	(Prospectus - Harbor Large Cap Value Fund - Principal Investment Strategy)

Please consider deleting “diversified portfolio” from the last paragraph, since issuer concentration risk disclosure is included in the Principal Risks.

Response:	Comment No. 13 is accepted.

COMMENT 14	(Domestic Equity and International & Global Prospectuses - Additional Information about the Funds’ Investments)

Please include the language under the heading Principal Investments in the Additional Information about the Funds’ Investments section regarding permissible types of equity securities (including investments in security futures, limited partnership interests, other investment companies, real estate investment trusts, equity participations and initial public offerings or secondary offerings) in each of the Fund Summary - Principal Investment Strategy sections.

Response:	Comment No. 14 is respectfully not accepted. We believe that equity securities represent each Fund’s principal investments and the disclosure under the heading Additional Information about the Funds’ Investments serves to further identify the types of securities that are considered by the Fund to be “equity securities.” We do not believe it is necessary to include every type of permissible equity security in the Principal Investments section because the Funds expect to invest primarily in common and preferred stocks at this time and including reference to such other types of equities in the summary section could be distracting for investors. To the extent the investment strategies were to change over time, it would be our responsibility to monitor those changes and supplement the disclosure in the Fund’s prospectuses appropriately. We have, however, revised the heading for that section under Additional Information about the Funds’ Investments to remove reference to “Principal Investments” to seek to avoid any confusion as to what this description of equity securities is intended to represent.

COMMENT 15	(Prospectus - Additional Information about the Funds’ Investments - Global Comment)

For all Funds, if derivatives are included in the 80% asset test, please confirm that they are valued at market value and not notional value.

Response:	Comment No. 15 is confirmed. To the extent utilized, derivatives will be included in the 80% asset test (to the extent a Fund utilizes an 80% asset test for its principal investment strategy in accordance with the Rule 35d-1 under the Investment Company Act (i.e., the Fund Name Rule) and valued at market value.

COMMENT 16	(Prospectus - Additional Information about the Funds’ Investments - Portfolio Turnover - Global Comment)

The disclosure regarding each Fund’s expected level of portfolio turnover indicates that certain Fund may engage in active and frequent trading to achieve its principal investment strategies. Please indicate whether such active and frequent trading is itself one of the Fund’s principal investment strategies and, if so, please disclose such strategy in the Fund Summary - Principal Investment Strategy section along with the risks associated with that strategy in the Principal Risks section.

Response:

We do not believe that the more active trading activity of any Funds represents a principal investment strategy for those Funds. More active trading may result from the implementation of the investment strategies referenced in the Fund Summary -

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Securities and Exchange Commission February 29, 2016 Page 6 of 27

Principal Investment Strategy section but active trading is not by itself a principal strategy for the subadviser to any Fund. Furthermore, we do not believe that this trading activity represents a principal risk for any Fund and that the principal risks currently disclosed do represent what we believe are the principal risks for each Fund.

We have included disclosure regarding more active and frequent trading because we understand that the Staff has historically held the view that portfolio turnover rates in excess of 100% represent more active and frequent trading. As we anticipate the portfolio turnover rate for certain Funds may exceed 100%, we feel it is appropriate to highlight that expectation for prospective investors in each such Fund even if it would not rise to the level of a principal strategy or principal risk.

COMMENT 17	(Prospectus - The Adviser and Subadvisers - Global Comment)

In accordance with Item 10(a)(2) of Form N-1A, please confirm that all portfolio managers listed are primarily and jointly responsible for the day-to-day management of the portfolio.

Response:	Comment No. 17 is confirmed. The portfolio managers listed are primarily and jointly responsible for the day-to-day investment decision making for their respective Fund.

COMMENT 18	(Prospectus - The Adviser and Subadvisers - Harbor Capital Appreciation Fund)

Based on the disclosure that Mr. Segalas has final authority over all aspects of the Fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows, please confirm that Mr. Segalas is the lead portfolio manager if that is in fact the case.

Response:	Comment No. 18 is confirmed. Mr. Segalas is the lead portfolio manager with the support and assistance of Ms. McCarragher.

COMMENT 19	(Prospectus - The Adviser and Subadvisers - Composite Performance - Global Comment)

Please confirm that proper support documentation for performance information is retained in accordance with Rule 204-2(a)(16) of the Investment Advisers Act of 1940.

Response:	Comment No. 19 is confirmed.

COMMENT 20	(Prospectus - The Adviser and Subadvisers - Composite Performance - Global Comment)

For each of the Subadviser Composite Performance sections, please confirm that “certain accounts” in the first sentence of the first paragraph includes all private accounts, investment companies and other accounts, as similarly managed by the subadviser.

Response:	Comment No. 20 is confirmed.

COMMENT 21	(Prospectus - The Adviser and Subadviser - Elk Creek Partners Small Cap Growth Composite Performance Information)

Please explain how the threshold was determined for including certain accounts under discretionary management by Elk Creek in the Elk Creek Partners Small Cap Growth Composite (the “Composite”).

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Response:	A threshold of $200,000 in assets is used in order to determine the accounts that are included in the Composite. This threshold was identified because Elk Creek is unable to fully implement an account’s investment strategy for accounts with less than $200,000 in assets due to the account’s size. Therefore, accounts with less than $200,000 in assets cannot be said to be substantially similar to the other accounts in the Composite and their exclusion from the Composite would not affect the performance calculations in such a way as to make the disclosure misleading.

COMMENT 22	(Prospectus - Shareholder and Account Policies - Global Comment)

Please confirm that shareholders are given notice and an opportunity to increase their amount before Harbor transfers or redeems shares due to account balances falling below required minimum investments.

Response:	Harbor does provide shareholders with notice and gives them at least 60 days to bring the account balance up to the required minimum before taking action to either transfer shares to an eligible class of shares or redeeming the shares at the then current NAV.

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Securities and Exchange Commission February 29, 2016 Page 8 of 27

COMMENT 23	(Prospectus - Fund Summary - Harbor International Fund)

Please disclose the criteria by which the subadviser determines a company is defined as a foreign company in the Fund’s prospectus.

Response:	Comment No. 23 is respectfully not accepted. We currently disclose the criteria generally used by a subadviser to determine whether a security issued by a company would be considered to be a foreign security in the Statement of Additional Information. We believe that disclosure is sufficient to provide those investors who seek further information about the criteria generally used to identify a foreign security with access to that information.

COMMENT 24	(Prospectus - Fund Summary - Harbor International Fund)

Please disclose the specific risks associated with the Fund investing in particular regions of the world, such as in Europe or the Pacific Basin.

Response:	Comment No. 24 is respectfully not accepted. We do not believe that it is necessary or appropriate to try to identify the risks associated with investing in particular regions of the world for several reasons. First, the Fund has flexibility to invest across countries and regions. As a result, the Fund may have greater or lesser investments in certain countries and regions at different times during the year. We do not believe it would be beneficial for investors to try to gauge the risks of investing in the Fund by assessing the more specific risks associated with specific regions or countries within which the Fund may invest. We believe that investors should understand the primary risks associated with foreign investing generally, and with emerging markets more specifically, and we note such risks are disclosed as principal risks of the Fund. Second, we note that the risks associated with investing in particular regions and/or countries of the world may change in frequent and unexpected ways as economic conditions and markets change. Risks that may be present today in a particular region may not be as significant a few months later. It would be impractical to ensure that the risk disclosure in the Fund’s prospectus remains sufficiently current in light of such changes in the changes in risks that are likely to occur across regions and/or countries throughout the year. As of October 31, 2015 (the most recent annual report), the Fund was invested in a total of 16 different countries. The Fund does post both calendar quarter end and fiscal quarter end portfolio holdings to the Harbor Funds website if a shareholder wanted to see the countries invested in. To the extent the investment strategies of the Fund were to change over time and the Fund became more concentrated in a specific county or region, it would be our responsibility to monitor those changes and supplement the disclosure in the Fund’s prospectuses appropriately.

COMMENT 25	(Prospectus - Fund Summary - Harbor Diversified International All Cap Fund)

Please disclose the criteria by which the subadviser determines a company is defined as a foreign company.

Response:	Comment No. 25 is respectfully not accepted. We currently disclose the criteria generally used by a subadviser to determine whether a security issued by a company would be considered to be a foreign security in the Statement of Additional Information. We believe that disclosure is sufficient to provide those investors who seek further information about the criteria generally used to identify a foreign security with access to that information.

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Securities and Exchange Commission February 29, 2016 Page 9 of 27

COMMENT 26	(Prospectus - Fund Summary - Harbor Diversified International All Cap Fund)

The last sentence of the Principal Investment Strategy section states that the Fund has a bias towards smaller and mid cap companies. This appears to conflict with the Fund’s name as an “all cap” fund.

Response:	We do not agree that an indication of a bias towards smaller and mid cap companies is at all inconsistent with the use of “all cap” in the Fund’s name. The name “all cap” suggests that the Fund may invest in companies with a range of market capitalizations from small to large. That is what the Fund is expected to do. The fact that the Fund may tend to focus more on smaller or medium sized companies rather than larger companies is information that we believe is helpful for investors as it enables them to better understand how “all cap” may be applied in this context. We also note that because it is generally understood that there is greater risk associated with investing in smaller companies than in larger companies, highlighting the Fund’s bias towards smaller and medium sized companies would also alert investors to there being potentially greater risk with an investment in this Fund than if the Fund’s bias were to larger companies.

COMMENT 27	(Prospectus - Fund Summary - Harbor International Growth Fund)

Please disclose the criteria by which the subadviser determines a company is defined as a foreign company.

Response:	Comment No. 27 is respectfully not accepted. We currently disclose the criteria generally used by a subadviser to determine whether a security issued by a company would be considered to be a foreign security in the Statement of Additional Information. We believe that disclosure is sufficient to provide those investors who seek further information about the criteria generally used to identify a foreign security with access to that information.

COMMENT 28	(Prospectus - Fund Summary - Harbor Global Growth Fund)

Please disclose the criteria by which the subadviser determines a company is defined as a foreign company.

Response:	Comment No. 28 is respectfully not accepted. We currently disclose the criteria generally used by a subadviser to determine whether a security issued by a company would be considered to be a foreign security in the Statement of Additional Information. We believe that disclosure is sufficient to provide those investors who seek further information about the criteria generally used to identify a foreign security with access to that information.

COMMENT 29	(Prospectus - Fund Summary - Harbor Global Growth Fund)

The Fund includes Issuer Concentration Risk as a Principal Risk, but there is no reference to investing in a limited number of companies in the Principal Investment Strategy section. Please include disclosure in the Principal Investment Strategy that ties to the Principal Risk disclosure.

Response:	Comment No. 29 is accepted. The first sentence of the Principal Investment Strategy will be revised to indicate that: “The Fund invests primarily in common stocks of a limited number of U.S. and foreign companies that are selected for their long-term growth potential.”

COMMENT 30	(Prospectus - Fund Summary - Harbor Emerging Markets Equity Fund)

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Please explain how the Fund’s definition of emerging market companies as those that are “located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries” leads to the conclusion that the company is exposed to economic forces and risks of such emerging market country.

Response:	In the case of an emerging market company, we believe that whether a particular company is located in, or principally traded on the exchange of, an emerging market county, is compelling objective evidence that the company is exposed to the economic forces and risks of such emerging market country. The location of a company in a particular emerging market country likely indicates that a significant portion of the company’s products are sold, or operations are conducted, in that emerging market country, which, therefore, would subject the company to the economic forces and risks of that particular market, such as those specifically related to labor, cost of materials, transportation, etc., as well as macroeconomic forces and risks. Shares of a company would be unlikely to be principally traded on an emerging market exchange without a significant economic tie to the country, whether that is in the location of a significant portion of the company’s operations or in the market for its securities or products. Further, consistent with Note 26 of the Adopting Release of Rule 35d-1 of the Investment Company Act of 1940, it is intended that companies that are “economically tied” to emerging market countries would be those that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in, or have at least 50% of their assets in, an emerging market country. For these reasons, we believe that Fund’s definition of emerging market companies as those that are “located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries” is a reasonable and appropriate method for determining emerging market exposure for the Fund.

COMMENT 31	(International & Global Prospectus - Additional Information about the Fund’s Investments)

Please explain why investing without limit in equity securities and investment grade notes and bonds of U.S. issuers is an appropriate temporary investment strategy for an international fund.

Response:	In response to extraordinary market, economic or political conditions, the Funds are permitted to invest without limit in equity securities and investment grade notes and bonds of U.S. issuers. We believe that in the context of a fund focusing on emerging market equities, both U.S. equities and U.S. fixed income securities could serve as a defensive investment in times of extraordinary market, economic or political conditions. Emerging market countries present significant and different risks relative to the U.S. Global events could significantly and negatively affect emerging market issuers but have little to no impact on U.S. issuers. In fact, stocks of U.S. issuers could be viewed globally as a “safe haven” for investors as those global events unfold. We believe that preserving the flexibility of the Fund to make a defensive investment decision either involving U.S. debt or U.S. equities under extreme market conditions is beneficial to Fund investors.

COMMENT 32	(Prospectus - The Adviser and Subadvisers - Global Comment)

Please considering adding a reference to subadvisory agreements in the paragraph that explains that a discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ most recent semi-annual (for the 6-month period ended April 30) report to shareholders.

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Securities and Exchange Commission February 29, 2016 Page 11 of 27

Response:	Comment No. 32 is accepted.

COMMENT 33	(International & Global Prospectus - The Adviser and Subadvisers - Baillie Gifford Composite)

Please explain the basis for including Baillie Gifford composite performance for Baillie Gifford Overseas Limited which is the subadviser to the Harbor International Growth Fund.

Response:	Baillie Gifford Overseas Limited is the legal entity that was established as the U.S. registered investment advisory arm of Baillie Gifford. The staff assigned to Baillie Gifford Overseas Limited are all employees of Baillie Gifford, including all of the investment team members. The investment team at Baillie Gifford Overseas Limited that is responsible for managing the Harbor International Growth Fund, all of whom are physically located in Baillie Gifford’s home office in Edinburgh, Scotland, are similarly responsible for managing all of Baillie Gifford’s other client accounts that employ a substantially similar strategy as that used for the Fund. Accordingly, we believe it is important that all of the similarly managed accounts across Baillie Gifford are included in the composite for purposes of providing fair and balanced information to investors about that composite’s prior performance history.

COMMENT 34	(International & Global Prospectus - The Adviser and Subadvisers - Baillie Gifford Composite)

Please revise the statement “Monthly account returns are calculated by geometrically linking the daily returns. The Composite is calculated monthly by weighting monthly account returns by the beginning market value.” to plain English.

Response:	Upon further review of this language, we do not believe that it is helpful or necessary and as such we have removed these two sentences.

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Securities and Exchange Commission February 29, 2016 Page 12 of 27

COMMENT 35	(Strategic Markets Prospectus - Harbor Commodity Real Return Strategy Fund)

Please change the name of the Harbor Commodity Real Return Strategy Fund to the Harbor Commodity Strategy Real Return Fund as “strategy” should place more emphasis on “commodity” rather than “real return” given the Fund’s investment strategy.

Response:	Comment No. 35 is respectfully not accepted. We do not believe that the Fund’s name has caused any confusion with the market place. The Fund’s investment objective is that it seeks maximum real return, consistent with prudent investment management. It achieves it investment objective through investing in commodity-linked derivative instruments back by a portfolio of inflation-indexed and other fixed income instruments.

COMMENT 36	(Strategic Markets Prospectus - Fund Summary - Harbor Commodity Real Return Strategy Fund)

Please consider adding high-yield risk disclosure.

Response:	Comment No. 36 is accepted.

COMMENT 37	(Strategic Markets Prospectus - Fund Summary - Harbor Commodity Real Return Strategy Fund)

Within Commodity Risk in the Principal Risks section, please consider adding specific sector risk given the Fund may concentrate its assets in a particular sector of the commodities market.

Response:	Comment No. 37 is respectfully not accepted. We note that the Harbor Commodity Real Return Strategy Fund intends for its commodity exposure to generally track that of the Bloomberg Commodity Index Total ReturnSM (the “Commodity Index”). The Commodity Index is structured to seek to provide broad commodity exposure by requiring that no related group of commodities may constitute more than 33% of the index and no single commodity may constitute more than 15% or less than 2% of the index. The Fund does not actively seek exposures to specific sectors of the commodities markets that differs materially from the sector exposures reflected in the Commodity Index. Accordingly, we believe that investors are generally obtaining index like commodity exposures when investing in the Fund, and that providing additional principal risk disclosure regarding individual sectors would not be helpful to investors as it could suggest that the Fund is targeting particular sectors when it is not.

COMMENT 38	(Strategic Markets Prospectus - Harbor Commodity Real Return Strategy Fund)

Please confirm that the reference to subsidiaries includes all subsidiaries of subsidiaries.

Response:	Comment No. 38 is confirmed. The Fund has only one subsidiary, the Harbor Cayman Commodity Fund Ltd. The Harbor Cayman Commodity Fund Ltd. does not currently invest in any other subsidiary funds.

COMMENT 39	(Strategic Markets Prospectus - Harbor Commodity Real Return Strategy Fund)

Please confirm whether the Fund presents financial statements that are consolidated with the activities of the Subsidiary.

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Response:	Comment No. 39 is confirmed. The Fund presents financial statements that are consolidated with the activities of the Subsidiary.

COMMENT 40	(Strategic Markets Prospectus - Harbor Commodity Real Return Strategy Fund)

Please confirm whether the assets of the Subsidiary will be treated as assets of the Fund for purposes of the Fund testing for compliance with the various investment policies and restrictions set forth in the prospectus and Statement of Additional Information.

Response:	Compliance testing will occur separately at the Fund level and at the Subsidiary level with one exception that relates to the Fund’s policy regarding investments in illiquid securities. In that case, compliance testing at the Fund level will take into account the assets and holdings of the Subsidiary for purposes of determining whether the Fund is in compliance with its policy on illiquid securities.

The Subsidiary has adopted the same fundamental and non-fundamental investment policies and restrictions as the Fund except for the policy regarding investments in illiquid securities. Because of the substantial uniformity of investment policies and restrictions at the Fund and Subsidiary levels, we do not feel it is necessary for the Fund to treat the assets and holdings of the Subsidiary as its own for purposes of all of its compliance testing. Instead, the Fund and Subsidiary will each separately test for compliance with substantially the same investment policies and restrictions, which should ensure that the Fund is in compliance with its investment policies and procedures, both directly and indirectly through its investment in the subsidiary.

We note that securities deemed to be illiquid are the sole exception to this approach because of the need for the Subsidiary to invest substantially in commodity-linked derivative instruments. Certain of the instruments, such as swaps, are considered by the staff of the Commission to be per se illiquid. As a result, the Subsidiary would not be able to both comply with the Fund’s policy regarding illiquid securities and invest sufficiently in commodity-linked derivative instruments to provide the Fund, through its investment in the subsidiary, with sufficient exposure to the Commodity Index. To ensure that this one exception does not in any way allow the Fund to circumvent its application of the policy regarding illiquid securities, the Fund is treating the assets and holdings of the Subsidiary as its own when testing for compliance with that specific policy.

To avoid any confusion among investors, the Fund does include disclosure which clarifies that the Subsidiary has adopted the same investment objective and substantially the same investment policies and restrictions as the Fund. That disclosure also identifies the sole exception being the policy regarding illiquid securities, where the Subsidiary is not subject to the same limitation. That disclosure has been added to the Risk/Return Summary section and to the Investments in the Wholly-Owned Subsidiary section of the prospectus.

COMMENT 41	(Strategic Markets Prospectus - Harbor Commodity Real Return Strategy Fund)

Please confirm whether the Subsidiary will comply with Sections 8, 15, 16, 17 and 18 of the Investment Company Act of 1940, as amended.

Response:

The Subsidiary does not intend to register as an investment company under the Investment Company Act of 1940 and, therefore, does not intend to represent that it will comply at all times with the above referenced Sections of the Investment Company Act. We note that the Fund prominently discloses in the prospectus that the Subsidiary

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will not be registered under the Investment Company Act and, therefore, that the Subsidiary would not be subject to all of the investor protections afforded by the Investment Company Act. We believe this clear and prominent disclosure will enable potential investors to very much understand that dynamic.

We also note, however, that there are a number of important operational and legal safeguards in place to ensure that the Subsidiary does not act in a way that could be contrary to the interests of the Fund and its shareholders. The Fund wholly owns and controls the Subsidiary. Both the Fund and the Subsidiary are advised and subadvised by the same adviser and subadviser. The advisory and subadvisory fee arrangements have been structured such that the adviser and subadviser permanently waive their respective advisory and subadvisory fees at the Fund level to reflect any such fees received at the Subsidiary level. Both the Fund and the Subsidiary operate pursuant to the same investment objective and substantially the same set of investment policies and restrictions (with the sole exception being the policy regarding illiquid securities as discussed in greater detail in response to Comment No. 40 above). As a result, we believe that the interests of the Fund and the Subsidiary are very much aligned.

As the staff is aware, the adviser and subadviser each owe a fiduciary duty to the Fund to act in the best interests of the Fund when managing the Fund’s assets. When making a decision to increase or decrease an investment in the Subsidiary, the subadviser must act in accordance with that fiduciary duty to the Fund. Because the subadviser will also be making all of the day-to-day investment decisions for the Subsidiary, the subadviser will have full knowledge of and responsibility for all of the holdings and investment activities of the Subsidiary. As a result, we do not believe that the adviser and subadviser could fulfill their fiduciary duty to the Fund and at the same time manage the Subsidiary, or the Fund’s investments in the Subsidiary, in a manner that is contrary to the best interests of the Fund. We also note that the Board of Trustees of the Trust (the “Board”) has oversight responsibilities for the investment activities of the Fund, which would include the Fund’s investment in the subsidiary. The Board has also approved the advisory and subadvisory agreements for the Fund in accordance with Section 15 of the Investment Company Act, with such agreements containing provisions that require the permanent waiver of advisory and subadvisory fees at the Fund level of any amounts the adviser and subadviser receive at the subsidiary level.

Furthermore, Section 48 of the Investment Company Act provides another important safeguard for the Fund and its shareholders. Specifically, Section 48 provides that it shall be unlawful for any person, directly or indirectly, to cause to be done any act or thing through or by means of any other person which it would be unlawful for such person to do under the provisions of this title or any rule, regulation, or order thereunder. The adviser and subadviser are acutely aware that they could violate Section 48, and cause the Fund to violate Section 48, if they were to attempt to utilize this structure, whereby the Fund invests in the Subsidiary, to enable the Fund to circumvent any of the requirements or conditions set forth in the Investment Company Act. Accordingly, the adviser and subadviser will manage the Fund in a manner which will not cause any violation of Section 48.

COMMENT 42	(Strategic Markets Prospectus - Harbor Commodity Real Return Strategy Fund)

Please confirm that each investment adviser to the subsidiary complies with Section 15 of the Investment Company Act as an investment adviser to the Fund under Section 2(a)(20) of the Investment Company Act.

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Response:	Comment No. 42 is confirmed. Both the Fund and the subsidiary have the same investment adviser and subadviser.

COMMENT 43	(Strategic Markets Prospectus - Harbor Commodity Real Return Strategy Fund)

Please confirm that the investment advisory agreement with the subsidiary has been filed as an exhibit to the registration statement.

Response:	The investment advisory and investment subadvisory agreements with the subsidiary are being filed as exhibits hereto.

COMMENT 44	(Strategic Markets Prospectus - Harbor Commodity Real Return Strategy Fund)

The Staff requests that the Subsidiary consent to service of process and an examination of its books and records by the Commission.

Response:	Comment No. 44 is accepted. The Subsidiary had previously agreed to undertake to consent to service of process and an examination of its books and records by the Commission through the filing of Form F-X, “Appointment of Agent for Service of Process and Undertaking” as an exhibit to the Trust’s registration statement. This was a comment previously given by the staff of the Commission, and in connection with such request, we filed Form F-X as an exhibit to PEA No. 59 on August 27, 2008. We noted at that time that we did not believe the instructions to Form F-X specifically contemplate a filing by the Subsidiary for this purpose. However, since this filing had been specifically requested by the Staff, the Trust did file Form F-X as an exhibit to its registration statement for the purpose of indicating the Subsidiary’s consent to service of process and examination of its books and records by the Commission.

COMMENT 45	(Strategic Markets Prospectus - Harbor Commodity Real Return Strategy Fund)

Confirm that the fees paid to the subsidiary are included in the management fees line item of the Annual Fund Operating Expenses table in the Fund Summary.

Response:	Comment No. 45 is confirmed. The investment advisory and investment subadvisory agreements contain provisions that require the permanent waiver of advisory and subadvisory fees at the Fund level of any amounts the adviser and subadviser receive at the subsidiary level.

COMMENT 46	(Strategic Markets Prospectus - Fund Summary - Harbor Unconstrained Bond Fund)

Please indicate whether you believe the Harbor Unconstrained Bond Fund’s policy of investing in a diversified portfolio of bonds, which include all types of fixed income securities, is consistent with Rule 35d-1 under the 1940 Act (the Fund Name Rule):

Response:	We believe strongly that Harbor Unconstrained Bond Fund’s 80% investment policy is entirely consistent with the requirements of the Fund Name Rule. We believe that the term “bond”, when used in a fund’s name, is widely accepted and commonly understood to indicate that the fund may invest primarily in all types of fixed income securities.

As you are aware, the Fund Name Rule provides that a fund with a name that suggests it focuses its investments in a particular type of investment must adopt a policy to invest, under normal circumstances, at least 80% of its net assets in the

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particular type of investments suggested by the fund’s name. We note that the use of “bond” in the fund’s name represents a type of investment (i.e., fixed income as opposed to equity) rather than a particular type of security (i.e., bond as opposed to note). This is entirely consistent with the requirements of the Fund Name Rule, which speaks in terms of types of investment rather than types of securities. We note that Rule 35d-1, as originally proposed, used the language “types of security” and not types of investments in the required 80% policy. The Commission replaced that phrase in the adopted rule with “type of investment”. We believe that change was purposefully made by the Commission to prevent the Fund Name Rule from being applied too narrowly. Under the proposed rule, a fund with the term “bond” in its name would have had to invest 80% of its net assets in bonds (i.e., the same type of security). That would have been inconsistent with what the industry and the public understood “bond” to mean when used in a fund’s name. Under the rule as adopted, the Fund must invest 80% of its net assets in fixed income securities (i.e., the same type of investment). That important change in language resulted in a rule which more accurately reflects what the industry and the public understand “bond” to mean when used in a fund’s name.

We also note that the Commission, on its website at (http://www.sec.gov/answers/bondfunds.htm), provides the following definition of “Bond Funds” as a service for investors:

“‘Bond fund’ and ‘income fund’ are terms used to describe a type of investment company (mutual fund, closed-end fund, or Unit Investment Trust (UIT)) that invests primarily in bonds or other types of debt securities. Depending on its investment objectives and policies, a bond fund may concentrate its investments in a particular type of bond or debt security–such as government bonds, municipal bonds, corporate bonds, convertible bonds, mortgage-backed securities, zero-coupon bonds–or a mixture of types. The securities that bond funds hold will vary in terms of risk, return, duration, volatility, and other features.”

The Commission’s definition of “bond fund” captures perfectly the commonly understood and widely accepted meaning of “bond” when used in a fund’s name. We believe that the fund’s 80% investment policy is entirely consistent not only with the letter of the Fund Name Rule but also with the Commission’s own view of what a “bond fund” means.

We note that the use of the term “bond” in this way in a fund’s name has also been specifically accepted by staff of the Commission. In a February 25, 1994 letter from the Division of Investment Management to all registrants, the staff restated its position on the “definition of bond”. In that letter, the staff stated the following:

“The staff has traditionally taken the position that, in the case of a fund that uses the term ‘bond’ in its name, at least 65% of its total assets should be invested in instruments that include the word ‘bond’ or ‘debenture’. Upon further consideration, the staff has come to the conclusion that a fund using the term ‘bond’ in its name satisfies the requirements of Section 35(d) of the 1940 Act and guide 1 to Form N-1A if it invests at least 65% of its total assets in debt instruments. The prospectus of such a fund should describe what the fund considers to be a “bond” for purposes of its investment policy.”

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In addition to fully complying with the requirements of the Fund Name Rule, we also believe we are fully complying with the requirements set forth by the staff in that 1994 letter to all registrants. The fund clearly defines in its prospectus what it considers to be a “bond” for purposes of its investment policy, in this case all types of fixed income securities. We believe the terms “debt instruments”, as used by the staff, and “fixed income securities”, as used by the fund, have the same meaning and are used interchangeably.

We do not believe that the Fund Name Rule, as adopted, in any way conflicted with or overturned the staff’s view of what “bond” means when used in a fund’s name. Instead, the Fund Name Rule simply increased the required percentage of assets which must be invested in debt instruments from 65% of total assets to 80% of net assets. We also note that the definition of “Bond Funds” on the Commission’s website reiterates the staff’s position as set forth in that 1994 letter.

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COMMENT 47	(Strategic Markets Prospectus - Fund Summary - Harbor Unconstrained Bond Fund)

Please explain how the last paragraph under “Principal Investment Strategy” would work in maintaining the Fund’s compliance with its 80% policy.

Response:	The Fund may utilize derivative instruments to adjust the Fund’s overall exposure to traditional fixed income characteristics such as duration and credit risk and may hold derivative instruments in place of purchasing certain fixed income securities directly. These derivative instruments derive their value from underlying fixed income securities, such as U.S. Treasury bonds, corporate bonds and various fixed and floating interest rate indices, such as the 3 month LIBOR rate. The subadviser may determine that it is more economical for the Fund to obtain desired fixed income exposures for the Fund’s portfolio through a combination of holding fixed income securities and derivatives based upon fixed income securities than through exposure solely to fixed income securities. The overall effect on the Fund’s portfolio from a fixed income characteristics perspective, however, would be the same. Accordingly, the Fund believes it is appropriate to treat derivative instruments based upon fixed income securities which present for the Fund the same kinds of exposures that traditional fixed income securities would as being a type of “fixed income instrument” for purposes of the Fund’s 80% policy.

We acknowledge that using derivatives based upon fixed income securities to achieve particular fixed income exposures instead of holding the underlying fixed income securities directly can present different risks for the Fund. For that reason, we have prominently disclosed in the “Principal Investment Strategy” section that the use of such derivative instruments will be a significant part of the Fund’s investment approach. We have similarly included, as a principal risk, the use of derivative instruments.

Notwithstanding the question of whether a mutual fund would even be able to invest all of its assets in such derivative instruments and still comply with the various segregation requirements in the Investment Company Act, the Fund’s investment strategy would not involve investments in derivatives to such an extent.

COMMENT 48	(Strategic Markets Prospectus - Fund Summary - Harbor Unconstrained Bond Fund)

Please confirm the percentage of the portfolio that is invested in non-agency residential mortgage-backed securities (RMBS) and whether the Fund considers this type of security to be liquid.

Response:	As of January 29, 2016, 5.66% of Harbor Unconstrained Bond Fund’s portfolio was invested in non-agency RMBS.

The Fund is aware that the staff of the SEC considers some types of investments to be inherently illiquid for purposes of the Fund’s 15% limitation on illiquid investments. The Fund considers the liquidity of each security held in the portfolio on a security-by-security basis in accordance with the Trust’s “Procedures for Determining Liquidity of Portfolio Securities.” Consistent with these procedures, the Fund considers the liquidity of each non-agency RMBS held in the portfolio on an individual security basis and not on the basis of asset class.

COMMENT 49	(Fixed Income Prospectus - Fund Summary - Harbor Convertible Securities Fund)

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Please confirm whether the Fund invests in contingent convertible securities. If yes, please add a corresponding risk factor.

Response:	We can confirm that the Fund does not invest in contingent convertible securities.

COMMENT 50	(Fixed Income Prospectus - Fund Summary - Harbor Convertible Securities Fund)

Please add “foreign risk” given the Fund invests primarily in securities of U.S. and non-U.S. corporate issuers.

Response:	Comment No. 50 is respectfully not accepted. While it is permissible for the Fund to invest in non-U.S. corporate issuers, the Fund does not expect to invest materially in foreign securities. If that were to change, we would update the risk disclosure accordingly.

COMMENT 51	(Fixed Income Prospectus - Fund Summary - Harbor Convertible Securities Fund)

Please confirm that any synthetic convertibles are valued at market value.

Response:	The Fund does not invest in synthetic convertibles and does not intend to do so. We understand that if the Fund were to invest in synthetic convertibles in the future that those securities should be valued at market value.

COMMENT 52	(Fixed Income Prospectus - Fund Summary - Performance - Harbor Convertible Securities Fund)

Please revise the introductory paragraph to the performance bar chart to reflect that the Fund has now been in existence for more than one full calendar year.

Response:	Comment No. 52 is accepted.

COMMENT 53	(Fixed Income Prospectus - Fund Summary - Harbor High-Yield Bond Fund)

Please add a risk factor for the Fund’s investments in equity securities given the Fund may invest up to 10% of its total assets in equity securities.

Response:	Comment No. 53 is respectfully not accepted. While it is permissible for the Fund to invest in equity securities, the Fund does not expect to invest materially in equity securities. If that were to change, we would update the risk disclosure accordingly.

COMMENT 54	(Fixed Income Prospectus - Fund Summary - Harbor High-Yield Bond Fund)

Please add a risk factor for the Fund’s investments in bank loans given the Fund may invest up to 20% of its net assets in bank loans.

Response:	Comment No. 54 is accepted.

COMMENT 55	(Fixed Income Prospectus - Fund Summary - Harbor Bond Fund)

Please consolidate footnotes 1 and 2 to the Annual Fund Operating Expense table into just one footnote.

Response:	Comment No. 55 is accepted.

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COMMENT 56	(Prospectus - Harbor Bond Fund)

Please indicate whether you believe the Harbor Bond Fund’s policy of investing in a diversified portfolio of bonds, which include all types of fixed income securities, is consistent with Rule 35d-1 under the 1940 Act (the Fund Name Rule).

Response:	We believe strongly that Harbor Bond Fund’s 80% investment policy is entirely consistent with the requirements of the Fund Name Rule. We believe that the term “bond”, when used in a fund’s name, is widely accepted and commonly understood to indicate that the fund may invest primarily in all types of fixed income securities.

As you are aware, the Fund Name Rule provides that a fund with a name that suggests it focuses its investments in a particular type of investment must adopt a policy to invest, under normal circumstances, at least 80% of its net assets in the particular type of investments suggested by the fund’s name. We note that the use of “bond” in the fund’s name represents a type of investment (i.e., fixed income as opposed to equity) rather than a particular type of security (i.e., bond as opposed to note). This is entirely consistent with the requirements of the Fund Name Rule, which speaks in terms of types of investment rather than types of securities. We note that Rule 35d-1, as originally proposed, used the language “types of security” and not types of investments in the required 80% policy. The Commission replaced that phrase in the adopted rule with “type of investment”. We believe that change was purposefully made by the Commission to prevent the Fund Name Rule from being applied too narrowly. Under the proposed rule, a fund with the term “bond” in its name would have had to invest 80% of its net assets in bonds (i.e., the same type of security). That would have been inconsistent with what the industry and the public understood “bond” to mean when used in a fund’s name. Under the rule as adopted, the fund must invest 80% of its net assets in fixed income securities (i.e., the same type of investment). That important change in language resulted in a rule which more accurately reflects what the industry and the public understand “bond” to mean when used in a fund’s name.

We also note that the Commission, on its website at (http://www.sec.gov/answers/bondfunds.htm), provides the following definition of “Bond Funds” as a service for investors:

“‘Bond fund’ and ‘income fund’ are terms used to describe a type of investment company (mutual fund, closed-end fund, or Unit Investment Trust (UIT)) that invests primarily in bonds or other types of debt securities. Depending on its investment objectives and policies, a bond fund may concentrate its investments in a particular type of bond or debt security–such as government bonds, municipal bonds, corporate bonds, convertible bonds, mortgage-backed securities, zero-coupon bonds–or a mixture of types. The securities that bond funds hold will vary in terms of risk, return, duration, volatility, and other features.”

The Commission’s definition of “bond fund” captures perfectly the commonly understood and widely accepted meaning of “bond” when used in a fund’s name. We believe that the fund’s 80% investment policy is entirely consistent not only with the letter of the Fund Name Rule but also with the Commission’s own view of what a “bond fund” means.

We note that the use of the term “bond” in this way in a fund’s name has also been specifically accepted by staff of the Commission. In a February 25, 1994 letter from

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the Division of Investment Management to all registrants, the staff restated its position on the “definition of bond”. In that letter, the staff stated the following:

“The staff has traditionally taken the position that, in the case of a fund that uses the term ‘bond’ in its name, at least 65% of its total assets should be invested in instruments that include the word ‘bond’ or ‘debenture’. Upon further consideration, the staff has come to the conclusion that a fund using the term ‘bond’ in its name satisfies the requirements of Section 35(d) of the 1940 Act and guide 1 to Form N-1A if it invests at least 65% of its total assets in debt instruments. The prospectus of such a fund should describe what the fund considers to be a “bond” for purposes of its investment policy.”

In addition to fully complying with the requirements of the Fund Name Rule, we also believe we are fully complying with the requirements set forth by the staff in that 1994 letter to all registrants. The fund clearly defines in its prospectus what it considers to be a “bond” for purposes of its investment policy, in this case all types of fixed income securities. We believe the terms “debt instruments”, as used by the staff, and “fixed income securities”, as used by the fund, have the same meaning and are used interchangeably.

We do not believe that the Fund Name Rule, as adopted, in any way conflicted with or overturned the staff’s view of what “bond” means when used in a fund’s name. Instead, the Fund Name Rule simply increased the required percentage of assets which must be invested in debt instruments from 65% of total assets to 80% of net assets. We also note that the definition of “Bond Funds” on the Commission’s website reiterates the staff’s position as set forth in that 1994 letter.

COMMENT 57	(Fixed Income Prospectus - Fund Summary - Harbor Bond Fund)

Please add a corresponding risk in the Principal Risk section that relates to the Fund’s ability to invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

Response:	Comment No. 57 is accepted. Principal risk disclosure is being added for equity securities and convertible securities. We note that preferred stock is a form of equity so we believe the equity risk disclosure would cover the more specific risks associated with investing in preferred stocks as well. Accordingly, we are not adding separate principal risk disclosure for preferred stocks.

COMMENT 58	(Fixed Income Prospectus - Fund Summary - Harbor Bond Fund)

Please confirm whether the Fund can invest in contingent convertible securities. If yes, please add a corresponding risk.

Response:	The Fund does invest in contingent convertible securities. We have added convertible securities risk to the Fund Summary section and in the SAI.

COMMENT 59	(Fixed Income Prospectus - Fund Summary - Harbor Bond Fund)

Please confirm the percentage of the portfolio that is invested in non-agency residential mortgage-backed securities (RMBS) and whether the Fund considers this type of security to be liquid.

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Response:	As of January 29, 2016, 3.65% of Harbor Bond Fund’s portfolio was invested in non-agency RMBS.

The Fund is aware that the staff of the SEC considers some types of investments to be inherently illiquid for purposes of the Fund’s 15% limitation on illiquid investments. The Fund considers the liquidity of each security held in the portfolio on a security-by-security basis in accordance with the Trust’s “Procedures for Determining Liquidity of Portfolio Securities.” Consistent with these procedures, the Fund considers the liquidity of each non-agency RMBS held in the portfolio on an individual security basis and not on the basis of asset class.

COMMENT 60	(Fixed Income Prospectus - Fund Summary - Harbor Real Return Fund)

Please confirm the percentage of the portfolio that is invested in non-agency residential mortgage-backed securities (RMBS) and whether the Fund considers this type of security to be liquid.

Response:	As of January 29, 2016, 3.81% of Harbor Real Return Fund’s portfolio was invested in non-agency RMBS.

The Fund is aware that the staff of the SEC considers some types of investments to be inherently illiquid for purposes of the Fund’s 15% limitation on illiquid investments. The Fund considers the liquidity of each security held in the portfolio on a security-by-security basis in accordance with the Trust’s “Procedures for Determining Liquidity of Portfolio Securities.” Consistent with these procedures, the Fund considers the liquidity of each non-agency RMBS held in the portfolio on an individual security basis and not on the basis of asset class.

COMMENT 61	(Harbor Target Retirement Funds - Global)

Disclose the “glide path” within each Fund’s “Principal Investment Strategy” section.

Response:	Comment No. 61 is respectfully not accepted. Because we do not provide a summary prospectus for any of the Harbor Target Retirement Funds and instead issue only a statutory prospectus with summary sections for each Target Retirement Fund incorporated therein, it would not be beneficial from an investor readability perspective to include the same Glide Path in each Target Retirement Fund’s summary section. We believe it is necessary only to include the Glide Path once in the prospectus.

COMMENT 62	(Target Retirement Prospectus - Fund Summary - Harbor Target Retirement Income Fund)

Delete the phrase “and some capital appreciation” from the Harbor Retirement Income Fund’s investment objective. Given the Fund’s name, current income should be the primary investment objective.

Response:	Comment No. 62 is respectfully not accepted.

Item 2 of Form N-1A requires that a fund disclose its “investment objectives or goals”. The plain language of this item makes clear that a fund may have more than one investment objective.

80% of Harbor Target Retirement Income Fund’s assets are allocated to fixed income and money market instruments, and 20% of the Fund’s assets are allocated to stocks.

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This allocation was designed in order for the Fund to primarily generate current income while also producing some capital appreciation over time. This construction is the logical outcome of our view, which we state later in the Fund’s prospectus, that “[b]ecause Harbor Capital Advisors anticipates that an investor may live for many years after he or she retires, the Target Retirement Funds will continue to have investments in stocks.” To remove the Fund’s secondary investment objective would be to ignore one-fifth of the Fund’s portfolio holdings.

We further note that our view is consistent with the response to Question 9 of the Frequently Asked Questions about Rule 35d-1, which states in relevant part that “fund companies offering a group of ‘life cycle’ funds, each of which invests in stocks, bonds, and cash in a ratio considered appropriate for investors with a particular age and risk tolerance, sometimes use the term ‘income’ to describe the fund that places the greatest emphasis on achieving current income.” The plain language of this response indicates that the staff is comfortable with “life cycle” funds that have “income” in their names having other objectives in addition to achieving current income. In the case of the Harbor Target Retirement Funds, while Harbor Target Retirement Income Fund is the fund that places the greatest emphasis on achieving current income, this is not the Fund’s sole objective. Accordingly, we believe the Fund’s investment objective should continue to reflect that the Fund seeks both current income and some capital appreciation.

COMMENT 63	(Target Retirement Prospectus - Fund Summary - Global)

The Principal Investment Strategy states that the Funds’ actual asset allocation may differ from the current target assets allocation, at times significantly, over the course of the year. Please confirm that the Fund would sticker the prospectus if there were a significant dispersion from the target allocations.

Response:	Comment No. 63 is confirmed. In addition, investors in the Funds also receive an annual and a semi-annual report each year that discloses that actual allocations of the Funds.

COMMENT 64	(Target Retirement Prospectus - Fund Summary - Global)

Please include language in the last paragraph to note that “below investment-grade, high risk bonds” are commonly referred to as “junk bonds”.

Response:	Comment No. 64 is accepted. We have added language to note that below investment-grade, high risk bonds are commonly referred to as junk bonds.

COMMENT 65	(Target Retirement Prospectus - Fund Summary - Global)

Please include risk disclosure for “junk bonds,” “mortgage-backed securities,” “asset-backed securities” and “derivatives.”

Response:	Comment No. 65 is respectfully not accepted. Each Fund’s indirect exposure to “junk bonds,” “mortgage-backed securities,” “asset-backed securities” and “derivatives” is through fully diversified mutual fund portfolios consisting of various fixed income securities. Accordingly, on a look through basis, we do not believe that the Fund’s exposure to junk bonds, mortgage-backed securities, asset-backed securities or derivative instruments would represent a meaningful enough portion of the overall portfolio to warrant including individual risks for each of these security types within the Fund’s “Principal Risks” section. To the extent this were to change in the future,

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it would be our responsibility to monitor for such changes and supplement the disclosure in the Fund’s prospectus appropriately.

COMMENT 66	(Target Retirement Prospectus - Fund Summary - Global)

Please include disclosure that states whether or not a maturity limit exists for indirect fixed income investments.

Response:	Comment No. 66 is respectfully not accepted. The Funds do not have a maturity limit with respect to their indirect fixed income exposure. We do not believe adding disclosure regarding the lack of maturity limits for the Funds’ indirect fixed income exposure is necessary or appropriate for prospective investors in the Funds.

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COMMENT 67	(Target Retirement Prospectus - Fund Summary - Global)

For those Target Retirement Funds that include “Risks Associated with Commodity Exposure” in the Principal Risk section, please consider adding specific sector risk given a fund may concentrate its assets in a particular sector of the commodities market.

Response:	Comment No. 67 is respectfully not accepted. Each Fund’s indirect exposure to commodities is through minimal (no more than 5%) investment in a fully diversified mutual fund portfolio. Accordingly, on a look through basis, we do not believe that the Fund’s exposure to commodities would represent a meaningful enough portion of the overall portfolio to warrant including an individual risk for commodities within the Fund’s “Principal Risks” section. To the extent that changes over time, it would be our responsibility to monitor for such changes and supplement the disclosure in the Fund’s prospectus appropriately.

COMMENT 68	(Target Retirement Prospectus - Additional Information Regarding Risks)

Please explain why the Additional Fixed Income Risks and the Additional Fund-Wide Risks that are disclosed in the Additional Information Regarding Risk section are not included in the Fund Summary sections as part of the Principal Risks.

Response:	The purpose of the Additional Information Regarding Risks section is to provide investors with additional perspective on the general risks of certain of the instruments used by the underlying fixed income portfolios. On a look through basis, we do not believe that those risks would represent principal risks of the Funds. To the extent that changes over time, it would be our responsibility to monitor for such changes and supplement the disclosure in the Fund’s prospectus appropriately.

COMMENT 69	(SAI - Investment Policies - Loan Originations, Participations and Assignments)

Please confirm that the following statement is consistent with the Pilgrim Prime Rate Trust No-Action Letter:

“In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, and where the participation does not shift the direct debtor-creditor relationship with the corporate borrower to the Fund, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of applying diversification restrictions.”

Response:	We believe that the statement is consistent with the Pilgrim Prime Rate Trust No-Action Letter.

COMMENT 70	(SAI - Investment Restrictions - Fundamental Investment Restrictions)

In accordance with Release No. IC-9011, please clarify that “banks” as referred to in Fundamental Investment Restriction #4, are “domestic banks”.

Response:	Comment No. 70 is accepted. We will clarify that Harbor Money Market Fund’s fundamental investment restriction of investing no more than 25% of its total assets in the securities of “banks” is limited to “domestic banks”.

COMMENT 71	(SAI - Investment Restrictions - Fundamental Investment Restrictions)

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission February 29, 2016 Page 26 of 27

Please revise the sentence, “…and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.” to clarify that they are in an industry.

Response:	Comment No. 71 is respectfully not accepted. Because those mortgage-backed securities would need to be collateralized by mortgages issues or guaranteed by the U.S. government, its agencies or instrumentalities, we do not believe it would be appropriate to classify those particular types of securities as part of any industry. We have provided that disclosure in the SAI to inform investors of our approach in this area.

COMMENT 72	(SAI - The Adviser and Subadvisers)

Item 10(a)(3) of Form N-1A requires disclosure of any material pending legal proceedings in the prospectus. Please move the “Pending Litigation Involving the Adviser” from the SAI to prospectus or confirm that this will not have a material adverse effect on the Fund or the ability of the investment adviser or principal underwriter to perform its contract with the Fund.

Response:	Comment No. 72 is confirmed. We do not believe that the pending litigation that is included in the SAI will have a material adverse effect on the Fund or the ability of the investment adviser or principal underwriter to perform its contract with the Fund.

*        *        *         *        *        *        *

In accordance with the letter from Carolyn B. Lewis to investment company registrants dated February 25, 1994, please be informed that (i) the Harbor Funds do not involve a master/feeder arrangement, (ii) none of the Harbor funds, except the Money Market Fund, is a money market fund, (iii) shares of the Harbor Funds may be marketed through banks and/or savings and loan associations and (iv) none of the Harbor funds’ operations raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Harbor funds may invest.

Harbor Funds acknowledges the following in connection with this response letter:

1.	Harbor Funds is responsible for the adequacy and accuracy of the disclosure in this filing.

2.	Staff comments or changes to disclosures in response to the staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

3.	Harbor Funds may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission February 29, 2016 Page 27 of 27

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Jill Damon, Esq.

Dechert LLP

David G. Van Hooser

Anmarie S. Kolinski

Charles F. McCain

Erik D. Ojala

Susan A. DeRoche

Harbor Funds

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.